SEGMENT INFORMATION - Summary of Selected Financial Information Relating to Group's Segments (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT INFORMATION
Net revenues	¥ 221,618,968	$ 31,214,379	¥ 206,820,874	¥ 202,209,465
Operating cost and expenses:
Cost of revenues	106,961,759	15,065,249	104,315,856	97,413,915
Research and development	4,629,880	652,105	6,790,791	11,801,545
Selling and marketing	78,737,492	11,089,944	75,265,726	66,149,460
Unallocated corporate expenses	72,816,606		77,051,580	93,256,046
Total operating cost and expenses	263,145,737		263,423,953	268,620,966
Other operating income, net	30,865	4,347	16,515	22,018
Loss from operations	(41,495,904)	(5,844,576)	(56,586,564)	(66,389,483)
Unallocated other income, net	973,654		2,070,949	28,439,789
Loss before income taxes	(40,522,250)	$ (5,707,440)	(54,515,615)	(37,949,694)
Overseas art study services
SEGMENT INFORMATION
Net revenues	201,955,180		181,833,076	21,174,198
Operating cost and expenses:
Cost of revenues	96,661,054		92,389,567	14,154,713
Research and development	3,672,094		5,903,055	3,148,402
Selling and marketing	73,182,842		69,398,473	5,598,532
Total operating cost and expenses	173,515,990		167,691,095	22,901,647
Other operating income, net	30,865
Loss from operations	28,470,055		14,141,981	(1,727,449)
Other educational services
SEGMENT INFORMATION
Net revenues	19,663,788		24,657,609	181,035,267
Operating cost and expenses:
Cost of revenues	10,225,877		11,552,359	81,964,815
Research and development	114,516			4,176,398
Selling and marketing	5,437,897		5,736,053	60,436,932
Total operating cost and expenses	15,778,290		17,288,412	146,578,145
Loss from operations	3,885,498		7,369,197	34,457,122
Others
SEGMENT INFORMATION
Net revenues			330,189
Operating cost and expenses:
Cost of revenues	74,828		373,930	1,294,387
Research and development	843,270		887,736	4,476,745
Selling and marketing	116,753		131,200	113,996
Total operating cost and expenses	1,034,851		1,392,866	5,885,128
Other operating income, net			16,515	22,018
Loss from operations	¥ (1,034,851)		¥ (1,046,162)	¥ (5,863,110)